Payables from acquisition of subsidiaries (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Payable from acquisition of subsidiaries
Balance, beginning of period	R$ 149,765
Proceeds from acquisition of subsidiaries	680,015
Contractual Amendment - Change of Contractual Condition	(73,134)
Accrued interest	40,069
Payment of principal	(236,461)
Payment of interest	(52,893)
Balance, end of period	507,361
Current	0	R$ 149,765
Non-current	R$ 507,361	R$ 0